STOCKHOLDERS EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of options outstanding		699,567
Weighted average remaining contractual life		7 years 3 months 18 days
Number of options exercisable and vested		298,488
Options exercisable and vested weighted average exercise price		$ 6.80
Grant under 2022 Plan
Shares reserved under 2022 Plan	1,100,000
Shares rolled over from 2016 Plan	819,750
Options Granted	(571,250)
Options cancelled/forfeited	195,000
Shares available for grant ending	1,543,500
Options granted	(571,250)
Exercise Price One [Member]
Number of options outstanding		539,500
Weighted average remaining contractual life		8 years 1 month 6 days
Number of options exercisable and vested		237,171
Options exercisable and vested weighted average exercise price		$ 1.43
Exercise Price Two [Member]
Number of options outstanding		135,750
Weighted average remaining contractual life		4 years 8 months 12 days
Number of options exercisable and vested		37,000
Options exercisable and vested weighted average exercise price		$ 7.60
Exercise Price Three [Member]
Number of options outstanding		19,500
Weighted average remaining contractual life		4 years 8 months 12 days
Number of options exercisable and vested		19,500
Options exercisable and vested weighted average exercise price		$ 46.54
Exercise Price Four [Member]
Number of options outstanding		4,817
Weighted average remaining contractual life		2 years 4 months 24 days
Number of options exercisable and vested		4,817
Options exercisable and vested weighted average exercise price		$ 103.99